Note 10 - Income Taxes: Schedule of Income Tax Provisions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Details
Income Tax Expense (Benefit)	$ (1,271,516)	$ (9,323)	$ (9,325)	$ (168,024)
Officers' Compensation	509,889			63,000
Goodwill, Impairment Loss, Net of Tax	658,181
Amortization of Debt Discounts	11,240
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 92,206	$ 9,323	$ 9,325	$ 105,024